OTHER ACCRUED LIABILITIES - Schedule of Changes in warranty costs provision (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
OTHER ACCRUED LIABILITIES.
Beginning of year	€ 162	€ 252
Amount used during the year	(124)	(202)
New warranty expenses	134	112
End of year	172	162
Less current portion	(107)	(100)
Long term portion	€ 65	€ 62